Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Description of the Plan [Abstract]
Description of the Plan
Note A - Description of the Plan
1.	General

Effective July 1, 1984, Artesian Resources Corporation (the "Company" or "Plan Sponsor" or "Employer") established the Artesian 401(k) Retirement Plan (the "Plan") as a defined contribution retirement plan for its employees, subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).  Pursuant to Internal Revenue Code (“IRC”) Section 401(k), the Plan permits employees to exclude contributions to the Plan from their current taxable income, subject to certain limits.

The Plan is administered by an Administrative Committee, which consists of six members appointed by the Company's Board of Directors. Empower Trust Company, LLC (“Empower”) serves as a Directed Trustee and CAPTRUST serves as a Section 3(21) Co-Fiduciary with regard to investments.  The following description of the Plan provides only general information. Participants should refer to the Plan document for a more complete description of the Plan's provisions.

2.	Participation and Vesting

U.S. based employees age 18 and over are eligible for Plan participation on their date of hire except for leased, seasonal and certain temporary employees. Employees may elect to make tax-deductible contributions up to the IRC limitation, including "catch-up" contributions for participants age 50 and older and “super catch-up” contributions for participants who are age 60 to 63. Participants are also able to designate part or all of their contributions as Roth 401(k) contributions, which are made on an after-tax basis. For every dollar an employee contributes up to 6% of compensation, the Company will provide a 50% matching contribution. In each Plan year, the Company may make discretionary quarterly and annual contributions to the Plan for all employees eligible to participate in the Plan. The Company made discretionary quarterly contributions to the Plan equal to 2% of quarterly compensation for each of the four quarters of 2025.

The Company also sponsored another defined contribution plan for its employees, the Supplemental Plan. The service contributions that are continued under the current Plan and vesting guidelines for the participants receiving the service contributions are as follows:

●Only employees as of April 26, 1994 are eligible for participation in the service contribution.

●A 6% service contribution is made by the Company to the Plan for all eligible participants each quarter based upon each participant’s quarterly compensation.

●Service contributions and the associated earnings originally vested over a graded period of service, but are now fully vested for all active participants.

The total matching, discretionary and service contributions in 2025 were approximately $735,000, $519,000 and $190,000, respectively.

The Company's Board of Directors, at its sole discretion, may make a Special Discretionary Stock Contribution to the Plan. A Special Discretionary Stock Contribution was not made for 2025 and has not been made since 2007.

The trust maintains separate accounts for each participant in the Plan. These accounts are credited with the participants' contributions and Plan earnings and may be charged with certain administrative expenses. Participant contributions, and the related earnings, are fully vested.  Company contributions, and the related earnings, vest as follows:

Years of Service	Vested Percentage
Less than 2	0%
2 but less than 3	20%
3 but less than 4	40%
4 but less than 5	60%
5 but less than 6	80%
6 years or more	100%

Any forfeitures of non-vested contributions may be offset against Company contributions or Plan administration expenses. For the year ended December 31, 2025, forfeited non-vested accounts were approximately $75,000 and approximately $123,000 was applied to reduce the Plan Sponsor’s contribution obligations.  For the year ended December 31, 2024, forfeited non-vested accounts were approximately $194,000 and approximately $150,000 was applied to reduce the Plan Sponsor’s contribution obligations.

3.	Investment Elections

Participants direct the investment of all assets in their accounts as permitted under Section 404(c) of ERISA, except to the extent that investment direction is not provided, in which case the Qualified Default Investment Alternative (“QDIA”) is utilized.

Participants may allocate contributions among the various investment options, including the Company's Class A non-voting common stock.

The Plan has an automatic enrollment feature for newly hired and/or rehired employees to help employees save for retirement by reducing their compensation automatically with an initial pre-tax contribution of eligible compensation, as defined in the Plan document. The initial pre-tax contribution rate of the automatic enrollment feature is 6%. This amount is deemed as the Participant's Employee Savings Contribution election if the Participant does not elect to defer a greater or lesser percentage of compensation or elects to receive cash in lieu of making any Employee Savings Contribution, within 90 days after employment.  Any automatic deferral contributions made and any corresponding matching contributions are placed in a default investment fund as selected by the Administrative Committee, and Participants may modify the investment allocation of these contributions in the same manner as any other Plan contributions. Employees may elect to opt out from participating in the Plan, or they may elect to defer more or less than the 6% default contribution as well as choose their own investment elections offered in multiples of 1% with a minimum investment of 1% in any selected investment.

4.	Participants' Notes Receivable

Participants may borrow from the Plan under the following guidelines:

●A participant may borrow from the Plan only on account of hardship, for one of the 401(k) safe harbor hardship distribution reasons described in the applicable Federal Treasury regulations.

●A participant may borrow as much as 50% of his or her vested account balance, subject to certain minimum and maximum limitations as defined in the Plan.

●Loans are repaid over a period not to exceed five years, unless the loan is to buy, build, or substantially rehabilitate the borrower's principal residence.

●The participant's account balance is secured as collateral when the loan is executed. If a participant defaults on a loan, the loan is treated as a distribution from the Plan to the participant.

●Interest rates on loans are prime plus 1% at the date of the loan. Interest rates on outstanding balances ranged from 4.25% to 9.50% as of December 31, 2025.

●As loans are repaid to the Plan, the total payment, principal plus interest, is credited back to the participant's account.

5.	Benefits

Participants are entitled to a benefit payment equal to the vested amount credited to their accounts upon retirement, upon permanent disability, at age 59 ½, in the case of certain financial hardships outlined in the Plan document, or upon termination of employment or death.  In the event of death of a participant, a death benefit payment is made to the participant's beneficiary. The normal form of distribution under the Plan is a single lump sum distribution in cash or stock.  Alternate forms of distributions include installment payments over the life expectancy of a participant and/or beneficiary and periodic distributions at any time, including after the start of any installment payments.

The Plan allows participants who take hardship distributions to continue to make employee pre-tax salary deferral and employee after-tax Roth contributions to the Plan.

6.	Plan Termination

Although it has not expressed the intent to do so, the Company may amend or terminate the Plan. In the event of Plan termination, the accounts of all participants affected shall become fully vested and non-forfeitable. Assets remaining in the Plan may be immediately distributed to the participants, inactive participants, and beneficiaries in proportion to their respective account balances; or the trust may be continued with distributions made at such time and in such manner as though the Plan had not been terminated.

7.	Administrative Expenses

Administrative expenses are billed as a per participant fee and paid directly by the Employer for active employees. Individual participant fees such as loan and distribution fees are charged to participant accounts. Former employee participant accounts are charged the administrative participant fee plus all individual participant fees. Management fees and operating expenses charged to the Plan for investments are deducted from income earned on a daily basis and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments.

8.	SECURE 2.0 Act

The SECURE 2.0 Act was signed into law as part of the Consolidated Appropriations Act, 2023. The SECURE 2.0 Act contained required and optional provisions aimed at improving coverage and savings with effective dates ranging from immediate to 2024 and beyond. Principal areas of The SECURE 2.0 Act addressed participant saving assistance, required minimum distributions (RMD), catch-up contributions and lost participants. There are provisions which are currently part of the Plan design, including the provisions designed to assist with participant savings, automatic enrollment, and the RMD provisions required for 2023, which have already been adopted by the Plan. Additional provisions of the SECURE 2.0 Act will be evaluated and implemented in accordance with future regulations and guidance and the Plan will be amended as applicable. The Plan will be amended prior to December 31, 2026 for the SECURE 2.0 Act, unless an extension of time is provided by the IRS.